Notes Payable (Details Narrative) (10-K) - USD ($)													1 Months Ended		3 Months Ended				4 Months Ended	5 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2020	Feb. 03, 2020	Dec. 05, 2019	Oct. 10, 2019	May 01, 2019	Jan. 23, 2019	Mar. 30, 2018	Feb. 07, 2018	Jan. 29, 2018	Jan. 25, 2018	Jan. 24, 2018	Jan. 04, 2018	Apr. 30, 2019	Jan. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	May 24, 2019	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2018
Debt Instrument [Line Items]
Other notes payable																			$ 225,000			$ 1,132,864		$ 591,807	$ 225,000
Value shares issued for conversion of debt																							$ 548,020	548,020	3,434,506
Number of warrants issued	123,200																					123,200
Debt instrument face value																						$ 1,132,864		1,415,265
Proceeds from issuance of convertible debt																							5,873,000	6,373,000	2,051,000
Proceeds from convertible debt related party																							100,000	100,000	650,000
Shares issued price per share	$ 5.00
Convertible notes payable																						100,000		536,082
Repayment of related party debt																						550,000	$ 50,000	50,000	50,000
Inducement expense related to convertible notes																								15,102,206
Warrant modification expense																								5,405,770
Aggregate debt discounts on convertible notes																			320,030					38,918	320,030
Aggregate debt discounts on convertible notes, related parties																			1,226,691					0	1,226,691
Convertible note payable, gross																			82,458					82,458	82,458
Debt discount on convertible notes payable																			43,178					0	43,178
Convertible note payable, current																			39,280			82,458		82,458	39,280
Warrants issued in connection with convertible debt															$ 330,713	$ 217,641	$ 38,763	$ 305,055							343,818
Beneficial conversion feature																								0	475,000
Other notes payable, related party																			$ 33,500			$ 0		$ 91,000	$ 33,500
Bronx Acquisition [Member]
Debt Instrument [Line Items]
Debt interest percentage				8.00%
Debt instrument, term				5 years
Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage																						2.00%		2.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage																						12.00%		12.00%
Debt instrument, term																						10 years		10 years
Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock											11,247
Warrants exercise price, description											Exercise price per share at 50% of initial public offering price.
Warrants grant date fair value											$ 155,104
Percentage of increase in principal amount											30.00%
Percentage of original warrant coverage											100.00%
15% Senior Secured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Repayment of related party debt																						$ 450,000
15% Senior Secured Convertible Promissory Notes [Member] | Warrants [Member] | Accredited Investors [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock																				366,997
Warrants term																				5 years
Warrant exercise price																				$ 8.40
Number of warrants conversion shares of common stock percentage																				50.00%
Percentage for warrant exercise price adjusted conversion price																				120.00%
15% Senior Secured Convertible Promissory Notes [Member] | Securities Purchase Agreements [Member] | Accredited Investor [Member]
Debt Instrument [Line Items]
Debt interest percentage																			15.00%						15.00%
Secured convertible notes debt																			$ 2,165,000	$ 2,973,000					$ 2,165,000
Other notes payable																			$ 635,000						$ 635,000
Debt instrument maturity description																			Mature 18 months from issuance.
Debt conversion description																				The Investors may elect to convert all or part of the 15% Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $7.00 (the "Fixed Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by twenty-five percent (25%), as amended on April 10, 2019, at the time of the listing of the shares of common stock on an exchange (the "Listing Event") is less than $7.00 (the "Discounted Public Offering Price") then the conversion price shall be reset to equal the Discounted Public Offering Price. In the event the Investors are required to execute a Lock Up Agreement concurrent with a public offering at the time of the Listing Event, then the Fixed Conversion Price shall be $5.25 and the Discounted Public Offering Price shall be the public offering multiplied by forty five percent (17.50%), as amended on April 10, 2019, at the time of the Listing Event. Upon the occurrence of a Listing Event or the sale or license of all or substantially all of the Company's assets (a "Liquidity Event"), the entire unpaid and outstanding principal amount and any accrued interest thereon under this Note shall automatically convert in whole without any further action by the Holder.
Notes payable, related parties																				$ 100,000
15% Senior Secured Convertible Promissory Notes [Member] | Securities Purchase Agreements [Member] | Accredited Investor [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock																			154,643	212,354					154,643
Warrants term																			5 years	5 years					5 years
Warrant exercise price																			$ 8.40	$ 8.40					$ 8.40
Number of warrants conversion shares of common stock percentage																			50.00%	50.00%
SPA Notes [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock			1,085,750
Warrant exercise price			$ 2.40
Debt instrument conversion price			$ 2.00
Value shares issued for conversion of debt			$ 4,343,000
Number of shares issued for conversion of debt			2,171,500
Number of warrants issued			303,071
Exercise price of warrants issued			$ 8.40
SPA Notes [Member] | Warrants One [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock			69,000
Warrant exercise price			$ 3.00
Debt instrument conversion price			$ 2.50
Value shares issued for conversion of debt			$ 345,000
Number of shares issued for conversion of debt			138,000
Number of warrants issued			24,643
Exercise price of warrants issued			$ 8.40
12% Secured Convertible Notes [Member] | Securities Purchase Agreements [Member] | Accredited Investor [Member]
Debt Instrument [Line Items]
Debt interest percentage													12.00%
Secured convertible notes debt													$ 3,500,000
Debt instrument maturity description													Mature 18 months from issuance.
Debt conversion description													The April 2019 Notes bear interest at 12% per annum, paid quarterly, and mature 18 months from issuance. The April 2019 Investors may elect to convert all or part of the April 2019 Notes, plus accrued interest, at any time into shares of common stock of the Company at a conversion price of $14.00 per share (the "April 2019 Conversion Price"); provided, however, in the event the per share price of a public offering multiplied by fifty percent (50%) at the time of the Company listing on a national exchange (the "April 2019 Discounted Public Offering Price") is less than $14.00 then the April 2019 Conversion Price shall be reset to equal the lesser of (i) April 2019 Discounted Public Offering Price or (ii) a price per share equal to a $20 million valuation.
Debt instrument conversion price													$ 2.00
12% Secured Convertible Notes [Member] | Securities Purchase Agreements [Member] | Accredited Investor [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock													125,000
Warrants term													5 years
Number of warrants conversion shares of common stock percentage													50.00%
Percentage for warrant exercise price adjusted conversion price													115.00%
April 2019 Notes [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock			635,000
Warrant exercise price			$ 2.88
Debt instrument conversion price			$ 2.50
Value shares issued for conversion of debt			$ 3,175,000
Number of shares issued for conversion of debt			1,270,000
Number of warrants issued			113,393
Exercise price of warrants issued			$ 16.10
April 2019 Notes [Member] | Warrants One [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock			41,667
Warrant exercise price			$ 3.45
Debt instrument conversion price			$ 3.00
Value shares issued for conversion of debt			$ 250,000
Number of shares issued for conversion of debt			83,333
Number of warrants issued			8,929
Exercise price of warrants issued			$ 16.10
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest percentage									10.00%
Warrants to purchase common stock																					58,142
Warrants term																					3 years
Warrant exercise price																					$ 22.75
Debt conversion description												The note as amended and extended on January 29, 2018, will automatically convert into shares of the Company's common stock upon the earlier of (a) twelve months from the extension date or (b) the approval of the Form 1-A Registration Statement, at a 50% discount to the initial public offering price.									The notes are convertible into shares of the Company's stock upon the earlier of (a) six months from the issue date or (b) the first day the company's stock is publicly traded or (c) converted at the option of the holder.
Debt instrument conversion price									$ 1.625
Value shares issued for conversion of debt																									$ 1,850,340
Number of shares issued for conversion of debt																									214,918
Debt instrument face value												$ 100,000
Proceeds from issuance of convertible debt										$ 150,000											$ 784,000
Proceeds from convertible debt related party										$ 100,000											550,000
Debt instrument, term									60 days
Shares issued price per share									$ 11.375
Percentage of discounted public offering									50.00%
Convertible notes payable																			$ 12,972						$ 12,972
Warrants issued in connection with convertible debt																								$ 548,354	548,354
Beneficial conversion feature																								548,020	548,020
Convertible Promissory Note [Member] | Company and Certain Note Holders [Member]
Debt Instrument [Line Items]
Debt instrument maturity description														Earlier of the closing of the initial public offering, but no later than July 29, 2018.
Debt instrument face value														$ 1,591,800
Convertible Promissory Note [Member] | Former Parent [Member]
Debt Instrument [Line Items]
Proceeds from convertible debt related party																					$ 30,000
Convertible Promissory Note [Member] | Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock																										68,500
Warrants term																										3 years
Warrant exercise price																										$ 22.75
Convertible Promissory Note [Member] | Amendment To Promissory Note [Member] | Company and Certain Note Holders [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 170,000
Proceeds from issuance of convertible debt								$ 70,000
Debt instrument maturity date								Mar. 15, 2018
Securities Purchase Agreements [Member] | Accredited Investor [Member]
Debt Instrument [Line Items]
Secured convertible notes debt						$ 1,550,000
Debt instrument maturity description						The company and certain note holders, including related parties, agreed to extend the maturity date of the convertible notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $1,550,000, of which $400,000 was to related parties, to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded. All interest due and payable on the notes, shall be converted into shares of common stock at a conversion price of $1.00 per share.
Notes payable, related parties						$ 400,000
Debt instrument conversion price						$ 1.00
Other Convertible Notes [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock			200,000
Warrant exercise price			$ 3.50
Debt instrument conversion price			$ 3.50
Value shares issued for conversion of debt			$ 1,375,000
Number of shares issued for conversion of debt			392,850
Number of warrants issued			10,713
Exercise price of warrants issued			$ 65.31
Repayment of other debt													$ 150,000
Repayment of related party debt													$ 100,000									25,000
Number of shares issued for interest on other notes payable													15,952
Number of shares issued for interest on other notes payable, value													$ 111,666
Convertible note payable, gross																			3,428,266					650,000	3,428,266
Debt discount on convertible notes payable																			1,313,259					38,918	1,313,259
Convertible note payable, current																			2,115,007					$ 611,082	2,115,007
Other Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage																								10.00%
Other Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage																								15.00%
Another Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible note payable, current																			100,000			$ 100,000		$ 100,000	100,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest percentage					15.00%
Proceeds from convertible debt related party					$ 91,000
Promissory Note [Member] | Default In Exercise of Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock							11,247				11,247
Warrants term							3 years
Warrants exercise price, description							Exercise price per share at 50% of initial public offering price.
Increase in interest payable							$ 153,529
Warrants grant date fair value recorded as interest expense							$ 149,951
Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt interest percentage												10.00%
Debt instrument maturity description												The note as amended and extended on January 29, 2018 becomes due and payable upon the earlier of (a) six month following the date of extension or (b) the approval of the Form 1-A Registration Statement.
Debt instrument face value												$ 25,000
Debt instrument, term												60 days
Promissory Note [Member] | Unrelated Third Party [Member]
Debt Instrument [Line Items]
Warrants term											3 years
Debt instrument face value											$ 511,765
Proceeds from issuance of convertible debt											$ 435,000
Debt instrument maturity date											Mar. 30, 2018
Percentage on original issue discount											15.00%
Warrants exercise price, description											Exercise price per share at 50% of initial public offering price.
Other Notes Payable [Member]
Debt Instrument [Line Items]
Other notes payable						$ 560,000
Debt instrument maturity description						The Company and certain note holders, including related parties, agreed to extend the maturity date of the notes payable, as amended and extended on or about August 2018, in the aggregate principal amount of $560,000 to be upon the earlier of (a) January 24, 2020 or (b) the first day the company's stock is publicly traded.
Debt instrument conversion price						$ 7.00
Repayment of other debt													560,000
Repayment of related party debt													$ 335,000
Number of shares issued for interest on other notes payable													68,475
Number of shares issued for interest on other notes payable, value													$ 479,323
Other Notes Payable [Member] | Bronx Acquisition [Member]
Debt Instrument [Line Items]
Debt interest percentage				8.00%
Debt instrument, term				5 years
Notes payable				$ 300,000
Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face value		$ 150,000																						$ 300,000
Debt instrument maturity date		Feb. 21, 2020																				Oct. 10, 2024		Feb. 21, 2020
Percentage on original issue discount																								20.00%
Notes Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt interest percentage																						1.00%
Notes Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt interest percentage																						8.00%
Other Convertible Notes Related Party [Member]
Debt Instrument [Line Items]
Convertible note payable, gross																			387,028					$ 0	387,028
Debt discount on convertible notes payable																			233,462					0	233,462
Convertible note payable, current																			$ 153,566					$ 0	$ 153,566